Net finance income (expense) (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of net finance income (expense)

	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Finance income	1,029	981	477	516
Income from investments and marketable securities (Government Bonds)	812	757	380	424
Other finance income	217	224	97	92
Finance expenses	(4,004)	(1,712)	(2,932)	(868)
Interest on finance debt	(1,073)	(1,053)	(519)	(512)
Unwinding of discount on lease liability	(1,104)	(758)	(557)	(400)
Capitalized borrowing costs	759	589	383	318
Unwinding of discount on the provision for decommissioning costs	(530)	(431)	(258)	(219)
Other finance expenses (1)	(2,056)	(59)	(1,981)	(55)
Foreign exchange gains (losses) and indexation charges	(5,833)	88	(4,414)	331
Foreign exchange gains (losses) (2)	(4,421)	2,320	(3,540)	1,523
Reclassification of hedge accounting to the Statement of Income (2)	(1,297)	(2,232)	(600)	(1,078)
Indexation to the Selic interest rate of anticipated dividends and dividends payable	(388)	(429)	(318)	(397)
Recoverable taxes inflation indexation income	(96)	95	(145)	31
Other foreign exchange gains and indexation charges, net (1)	369	334	189	252
Total	(8,808)	(643)	(6,869)	(21)
(1)	It includes, in the three and six-month periods ended June 30, 2024, finance expense of US$ 1,930 and indexation charges of US$ 220 related to the tax settlement program - federal taxes. For more information, see note 12.3.
(2)	For more information, see notes 27.2.2 a and 27.2.2 c.